RESTRICTED NET ASSETS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
RESTRICTED NET ASSETS
Appropriation of after-tax income to statutory surplus reserve fund (as a percentage)	10
Threshold percentage of after-tax income required to be appropriated towards reserve until the reserve balance reaches a specified percentage of registered capital.	50
Restricted net assets	¥ 8,612,691	¥ 7,317,215